Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 28,184,687		$ 40,536,658
Less: Current portion	(5,101,591)		(17,458,959)
Net	23,083,096	$ 751,158	23,077,699
Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	(672,686)		(1,580,389)
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	23,100,000		31,300,000
Unsecured exchangeable bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 5,757,373		$ 10,817,047